Operating Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Settlement Obligations
Note 9 - Operating Lease

Note 9 - Operating Lease

In January 2019, the Company entered into a noncancelable operating lease for its headquarters office requiring payments of approximately $4,000 per month, payments increasing 3% each year, and ending on January 31, 2024. We determine if an arrangement is a lease at inception. Lease assets are presented as operating lease right-of-use assets and the related liabilities are presented as lease liabilities in our consolidated balance sheets pursuant to ASC 842, Leases.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Nine months ended September 30, 2021	Nine months ended September 30, 2020
Lease Cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$42,000	$42,000

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2021 and 2020	$42,000	$41,000
Weighted average remaining lease term – operating leases (in years)	2.3	3.3
Average discount rate – operating leases	10.0%	10.0%

The supplemental balance sheet information related to leases for the period is as follows:

At September 30, 2021
Operating leases
Long-term right-of-use assets	$120,000

Short-term operating lease liabilities	$39,000
Long-term operating lease liabilities	86,000
Total operating lease liabilities	$125,000

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Operating Leases
2021 (remaining 3 months)	14,000
2022	58,000
2023	59,000
2024	5,000
Total lease payments	136,000
Less: Imputed interest/present value discount	(11,000)
Present value of lease liabilities	$125,000

Lease expenses were $42,000 and $42,000 during the nine months ended September 30, 2021 and 2020, respectively.

Note 11 - Operating Lease

In January 2019, the Company entered into a noncancelable operating lease for its headquarters office requiring payments of approximately $4,000 per month, payments increasing 3% each year, and ending on January 31, 2024.  At December 31, 2020, the remaining lease term was 3.08 years. The Company does not have any other leases.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments.  The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$56,000	$56,000

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2020 and 2019	$55,000	$53,000
Weighted average remaining lease term – operating leases (in years)	3.1	4.1
Average discount rate – operating leases	10.0%	4.0%

The supplemental balance sheet information related to leases for the period is as follows:

At December 31, 2020
Operating leases
Long-term right-of-use assets	$157,000

Short-term operating lease liabilities	$38,000
Long-term operating lease liabilities	125,000
Total operating lease liabilities	$163,000

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Operating Leases
2021	56,000
2022	58,000
2023	59,000
2024	5,000
Total lease payments	178,000
Less: Imputed interest/present value discount	(15,000)
Present value of lease liabilities	$163,000

Lease expenses were $56,000 and $52,000 during the years ended December 31, 2020 and 2019, respectively.